Notes Payable (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Summary of future minimum monthly note payments
2014	$ 450,428	$ 12,105
2015	166,205	12,703
2016	13,821	13,330
2017	8,375	13,988
Total	$ 638,829	$ 56,941